Borrowings - Summary of Breakdown for Non-Current and Current Borrowings (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 33,485	€ 66,771	€ 66,771	€ 18,837
Repayments	(59,803)	(65,968)	(225,017)	(116,587)	€ (113,149)
Conversion of debt to equity				(25,035)
Debt restructuring				(7,380)
Business combination				13,159
Proceeds	80,034	107,116	190,729	176,174	92,408
Net foreign exchange difference	(1,694)		1,002	7,603
Ending balance	52,022		33,485	66,771	18,837
Portion classified as current liabilities	(16,724)		(15,370)	(55,559)
Non-current portion	35,298		18,115	11,212
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	15,370	55,559	55,559
Ending balance	16,724		15,370	55,559
In the second year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,337	3,282	3,282
Ending balance	7,704		3,337	3,282
In the third year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,166	3,337	3,337
Ending balance	17,829		3,166	3,337
Over three years [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	11,612	4,593	4,593
Ending balance	9,765		11,612	4,593
Guaranteed [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	11,037	12,457	12,457	1,500
Repayments	(1,564)		(1,440)	(2,103)
Business combination				12,700
Proceeds			20	360
Ending balance	9,473		11,037	12,457	1,500
Portion classified as current liabilities	(3,382)		(3,284)	(1,422)
Non-current portion	6,091		7,753	11,035
Guaranteed [member] | Within one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,284	1,422	1,422
Ending balance	3,382		3,284	1,422
Guaranteed [member] | In the second year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,337	3,282	3,282
Ending balance	3,365		3,337	3,282
Guaranteed [member] | In the third year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,166	3,337	3,337
Ending balance	2,726		3,166	3,337
Guaranteed [member] | Over three years [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,250	4,416	4,416
Ending balance			1,250	4,416
Secured [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	8,283	7,840	7,840	1,452
Repayments	(55,573)		(112,559)	(93,709)
Proceeds	53,163		112,511	99,702
Net foreign exchange difference	(164)		491	395
Ending balance	5,709		8,283	7,840	1,452
Portion classified as current liabilities	(5,709)		(8,283)	(7,840)
Secured [member] | Within one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	8,283	7,840	7,840
Ending balance	5,709		8,283	7,840
Unsecured [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	14,165	46,474	46,474	15,885
Repayments	(2,666)		(111,018)	(20,775)
Conversion of debt to equity				(25,035)
Debt restructuring				(7,380)
Business combination				459
Proceeds	26,871		78,198	76,112
Net foreign exchange difference	(1,530)		511	7,208
Ending balance	36,840		14,165	46,474	€ 15,885
Portion classified as current liabilities	(7,633)		(3,803)	(46,297)
Non-current portion	29,207		10,362	177
Unsecured [member] | Within one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,803	46,297	46,297
Ending balance	7,633		3,803	46,297
Unsecured [member] | In the second year [member]
Disclosure of detailed information about borrowings [line items]
Ending balance	4,339
Unsecured [member] | In the third year [member]
Disclosure of detailed information about borrowings [line items]
Ending balance	15,103
Unsecured [member] | Over three years [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	10,362	€ 177	177
Ending balance	€ 9,765		€ 10,362	€ 177